Borrowings - Additional Information - Loma Negra C.I.A.S.A. (Detail) $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2019 ARS ($)	Dec. 31, 2021 USD ($) Agreement Installment	Dec. 31, 2020 ARS ($)	Dec. 31, 2021 ARS ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 9,721,910	$ 2,511,145
Borrowings Maturity Due on February 2022 Member [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis			4.25
Industrial And Commercial Bank Of China Argentina [member] | Borrowings Maturity Due on February 2022 Member [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 40,919,350
Borrowings, maturity			February 2022
Industrial And Commercial Bank Of China Argentina [member] | LIBOR plus 4.25% [member] | Borrowings Maturity Due on February 2022 Member [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings					389,966
Borrowings, maturity			March 2022
Loma Negra C.I.A.S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 9,701,024	2,387,032
In Argentina Pesos [member] | Loma Negra C.I.A.S.A. [member] | Industrial And Commercial Bank Of China Argentina [member] | Fixed interest rate [member] | Amended Loan Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings				803,375
In US Dollars [member] | Loma Negra C.I.A.S.A. [member] | Industrial And Commercial Bank of China [member] | Fixed interest rate [member] | Amended Loan Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity		November 2023
In US Dollars [member] | Loma Negra C.I.A.S.A. [member] | Industrial And Commercial Bank of China [member] | LIBOR plus 3.75 [member]
Disclosure of detailed information about borrowings [line items]
Face amount					$ 13,127,766
In US Dollars [member] | Loma Negra C.I.A.S.A. [member] | Industrial And Commercial Bank of China [member] | LIBOR plus 7.375% [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity		January 2022
In US Dollars [member] | Loma Negra C.I.A.S.A. [member] | Industrial And Commercial Bank Of China Argentina [member] | Fixed interest rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings first periodic repayment amount		$ 5,200,000
In US Dollars [member] | Loma Negra C.I.A.S.A. [member] | Industrial And Commercial Bank Of China Argentina [member] | Fixed interest rate [member] | Amended Loan Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Number of quarterly installments | Agreement		8
Number of installments for loan repayment | Installment		9
Borrowings remaining quaterly installments repayment amount		$ 975,000
In US Dollars [member] | Loma Negra C.I.A.S.A. [member] | Industrial And Commercial Bank Of China Argentina [member] | LIBOR plus 3.75 [member]
Disclosure of detailed information about borrowings [line items]
Face amount						$ 50,000,000
Borrowings interest rate			7.375%		7.375%
Euro [member] | Loma Negra C.I.A.S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings			$ 9,674,353	$ 2,338,204
Euro [member] | Loma Negra C.I.A.S.A. [member] | Industrial And Commercial Bank Of China Argentina [member] | LIBOR plus 3.75 [member]
Disclosure of detailed information about borrowings [line items]
Face amount	$ 10,880,903
Euro [member] | Loma Negra C.I.A.S.A. [member] | Banco Itaú Unibanco S.A [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Maturity period	2 years
Borrowings interest rate	4.00%